A Special Notice to all
                               Calvert Group Shareholders

We're pleased to announce that on April 21, 1997, Barbara Krumsiek joined Calvert Group as president and chief executive officer. Ms. Krumsiek comes to Calvert Group from Alliance Capital Management, where she served as senior vice president and managing director of their mutual funds division. She has 20 years experience in mutual fund management and marketing.

Ms. Krumsiek replaces former Calvert Group president, Clifton S. Sorrell, who stepped down earlier this year after nearly 10 years in the top post.

We look forward to Ms. Krumsiek leading the company into the next century and bringing Calvert Group mutual funds to a growing number of new investors. We welcome her to the Calvert Group family.

CALVERT TAX-FREE RESERVES

Dear Investor:
         Each of the Calvert Tax-Free Reserves Portfolios generated a positive return for the six-month period ended June 30, 1997.

Review of the Economy and Markets
         The economy expanded at a robust pace for the first quarter then appeared to moderate in the second quarter. A number of other indicators, including an increase in housing starts and rising wages, also pointed to a strengthening economy.
         In an attempt to defuse inflationary pressures, the Federal Reserve adopted a slightly more restrictive monetary policy. The Fed nudged its target for key short-term rates higher in March, but left rates unchanged during the second quarter.
         In general, money market and bond yields moved higher during the first part of the year then backed down toward the close of this reporting period as investors revised their forecast for the next Fed move-first thinking the Fed would take steps to raise rates then expecting no change.

Municipal Rate Graph Here
This graph shows the municipal rates (between 3% to 6%) for 1, 7, and 20 year AA General Obligations, from 6/96 to 6/97.

Portfolio Strategy
Money Market Portfolio
         Expecting generally rising rates, we kept the Portfolio's maturity near the short end of its target range so that we would have the opportunity to reinvest the proceeds of maturing securities in higher yielding issues. Limited-Term
         In anticipation of higher rates, we maintained a cautious position throughout the period and kept the Portfolio's weighted average maturity near the short end of its target range. This strategy worked to our advantage as yields moved higher through April. However, when yields backed down late in the quarter the Portfolio did not gain as much in price as our more aggressive peers. Prices of longer-term securities appreciate more in response to a decline in rates than do those of shorter-term securities.
         We took a further conservative measure by pruning out securities we identified as most susceptible to the market discount rule, which has adverse tax consequences for investors and can depress prices for these securities. Long-Term Portfolio
         As with the other
Tax-Free Reserves Portfolios, we kept the Long-Term Portfolio's weighted average maturity short to minimize the negative effects of rising rates on its share price. Our more cautious stance meant we did not benefit as fully from the rally in the market that occurred in the second quarter.

Annualized Total Return Graph Here (source: Lipper Analytical Services, Inc.) This is a chart of annual total return as follows:

6 months ended             12/31/96         6/30/97

Tax-Free Reserve Money
Market (Class O)           3.27%            3.32%

Tax-Free Reserve Money
Market (Class MMP)         2.63%            2.68%

Lipper Tax-Exempt Money
Market Average             2.95%            3.00%

Limited-Term Investment Performance Graph Here
(Investment performance does not reflect the deduction of any front-end sales charge)

Periods Ended 6/30/97      6 Months         12 Months

Limited-Term Portfolio     1.99%            4.07%

Lipper Short Muni Debt
Funds Average              1.99%            4.56%

Long-Term Investment Performance Graph Here
(Investment performance does not reflect the deduction of any front-end sales charge)

Periods Ended 6/30/97      6 Months         12 Months

Long-Term Portfolio        2.37%            7.12%

Lipper General Muni
Fund Average               2.95%            7.81%

Outlook
         Despite today's tight labor market and rising wages, inflation has continued to decline. Many economists and analysts attribute this to an increase in business productivity, brought about by broader-based use of information technology and the growth of the Internet. In our view, businesses will soon have to pass their higher labor costs along to consumers in the form of modestly higher prices. At that point, we expect the Federal Reserve will take additional steps to keep inflation in check and interest rates will trend a bit higher. Accordingly, we will continue to manage the Funds defensively.
         Despite a possible rise in rates, we expect that munis will continue to offer an advantage over after-tax yields on comparable maturity U.S. government issues, as they have since the flat tax scare of 1995. Municipal bond issuance has been very tight and met with steady demand, which puts downward pressure on coupon rates and helps to keep prices of previously issued securities firm. Looking ahead, we expect these positive technical conditions will remain in force.
         Thank you for your investment.

Sincerely,




David Rochat                        Barbara Krumsiek
Senior Vice President               President

July 21, 1997

Ratings Breakdown graph here
This is a graphic of 3 pie charts; one for Money Market, one for Limited-Term, and one for Long-Term, showing ratings (First Tier, Second Tier; Cash and S&P/Moody's ratings (AAA, etc.).

Caption to chart:

NR: Obligation is not rated by a commercial credit rating service, such as Moody's Investor Services, Inc., or Standard & Poor's Corporation; obligation has been determined to be of appropriate quality for the Portfolio by Calvert Asset Management Company, Inc., the Investment Advisor.

All securities in Calvert Group money market funds are eligible securities under rule 2a-7 of the Investment Company Act of 1940. First Tier securities are eligible securities rated in the highest rating category for short-term debt obligations by at least two of the Nationally Recognized Statistical Ratings Organizations. Second Tier Securities are eligible securities not in the First Tier.

End of chart

Portfolio Statistics

Weighted Average Maturity           12/31/96         6/30/97
Money Market Portfolio              42 days          54 days
Limited-Term Portfolio              319 days         352 days
Long-Term Portfolio                 18 years         16 years

Money Market Yields
Seven-Day Compounded (Effective)    6/30/97
Money Market Portfolio (Class O)    3.75%
Money Market Portfolio (Class MMP)  3.06%

SEC Yields
Thirty Days Ended                   6/30/97
Limited-Term Portfolio              3.90%
Long-Term Portfolio                 4.56%
Yields assume reinvestment of dividends.

Average Annual Total Returns
                                                                Since
Periods Ended 6/30/97          1 Year     5 Year     10 Year    Inception
Class A Shares
Limited-Term Portfolio (3/81)  3.01%      3.80%      4.98%      6.20%
Long-Term Portfolio (8/82)     3.08%      5.65%      6.85%      8.03%

Portfolio Statistics
Performance Comparisons
Three graphs here. Each shows the change in value of a hypothetical investment of $10,000 from 7/1/87 to 6/30/97. The Limited-Term and Long-Term graphs also compare the Fund to one or two indexes. The footnotes to the graph are: 1. The Lehman Aggregate Municipal Bond Index has a maturity of approximately 20 years, which is comparable to that of the Long-Term Portfolio but much greater than that of the Limited-Term Portfolio. 2. Total returns assume reinvestment of dividends and reflect the deduction of each fund's maximum front-end sales charge of 1.00% for the Limited-Term Portfolio and 3.75% for the Long-Term Portfolio. No sales charge has been applied to the indices used for comparison. The value of an investment in Class O for Money Market Portfolio is plotted in the line graph. The value of an investment in Class MMP for Money Market Portfolio shares would be different. Past performance is no guarantee of future results.

                               Money Market Portfolio
                               Statement of Net Assets
                               June 30, 1997

Principal
Amount                                                               Value
                      Municipal Obligations - 102.4%
Alabama - 1.8%
                Alabama MFH Revenue VRDN,
   $3,490,000   4.30%, 12/1/03, LOC: Amsouth Bank                 $3,490,000
   805,000      Series A, 4.20%, 4/1/14, LOC: Southtrust Bk, AL      805,000
   3,135,000    4.20%, 9/1/20, LOC: Southtrust Bank, AL            3,135,000
   2,900,000    Athens IDA Revenue VRDN, 4.95%, 6/1/05,
                LOC: Tokai Bank, Ltd.                              2,900,000
   3,600,000    Mobile Spring Hill Medical Clinic Revenue VRDN,
                4.20%, 2/1/11, LOC: Amsouth Bank                   3,600,000
   5,690,000    Northpoint MFH Revenue VRDN, 4.20%, 7/1/18,
                LOC: Amsouth Bank                                  5,690,000
   2,140,000    Pell City IDA Revenue VRDN, 4.40%, 11/1/05,
                LOC: Key Bank                                      2,140,000
   2,650,000    Prattville IDA Revenue VRDN, 4.35%, 3/1/26,
                LOC: Amsouth Bank                                  2,650,000
   4,000,000    Wynlakes Government Utility Authority Revenue
                VRDN, 4.65%, 5/1/06, LOC: Amsouth Bank             4,000,000

Arizona - 5.8%
                Apache County IDA Revenue VRDN,
   4,600,000    4.20%, 12/15/18, LOC: Bank of New York             4,600,000
   41,900,000   Series B, 4.30%, 10/1/21, LOC: Bank of Tokyo
                -Mitsubishi Ltd.                                  41,900,000
   7,380,000    Glendale IDA Revenue VRDN, 4.55%,
                1/1/20, LOC: Sumitomo Trust and Banking            7,380,000
   5,415,000    Maricopa County IDA Revenue VRDN, 4.55%,
                10/1/08, C/LOC: Great American FSB                 5,415,000
                Maricopa County Pollution Control Revenue VRDN,
   3,000,000    4.35%, 7/1/14, LOC: Citibank                       3,000,000
   10,100,000   4.25%, 12/1/14, LOC: Credit Suisse                10,100,000
   9,900,000    Pinal County IDA Revenue VRDN, 4.35%,
                12/1/05, LOC: Industrial Bank of Japan             9,900,000
   8,300,000    Prescott IDA Revenue VRDN, 3.95%, 12/1/14,
                GA: Household Finance Corp.                        8,300,000

Arkansas - 0.5%
   4,000,000    Arkadelphia IDA Revenue VRDN, 4.40%, 4/1/11,
                LOC: Den Danske Bank                               4,000,000
   4,535,000    State Financial Authority Revenue VRDN, 3.65%,
                8/1/14, FSA Insured                                4,535,000

California - 19.5%
   11,500,000   Baldwin Park Redevelopment Agency VRDN,
                5.85%, 8/1/23, LOC: Wells Fargo Bank, NA          11,500,000
                California School Cash Reserves Program Notes,
   18,000,000   Series A,3.60%, 7/2/97, MBIA Insured              18,000,291
   20,000,000   4.75%, 7/2/98, AMBAC Insured                      20,175,200
   8,085,000    California Valleys Housing Financial Authority
                Revenue VRDN, Series A, 4.875%, 7/1/25, LOC:
                Sumitomo Bank, Ltd.                                8,085,000
   $8,712,000   Fresno MFH Revenue VRDN, 5.30%, 5/1/15, LOC:
                Tokai Bank Ltd.                                   $8,712,000
   4,450,000    Huntington Beach Tax & Revenue Anticipation
                Notes, 4.50%, 10/1/97                              4,459,015
   10,750,000   La Mirada IDA Revenue VRDN, 5.75%, 12/1/26,
                LOC: FNB Chicago                                  10,750,000
   59,000,000   Los Angeles County Unlimited GO Notes, 4.50%,
                6/30/98                                           59,368,160
                Orange County Apartment Development Revenue VRDN,
   18,750,000   4.35%, 11/1/05, LOC: Wells Fargo Bank, NA         18,750,000
   5,450,000    4.40%, 3/1/07, LOC: Tokai Bank, Ltd.               5,450,000
   1,000,000    4.30%, 11/1/08, LOC: Banque Paribas                1,000,000
   4,342,857    Palmdale School District Project Lease VRDN,
                4.60%, 12/13/10, LOC: National Westminster Bk      4,342,857
   2,150,000    Paramount MFH Tax and Revenue Anticipation
                VRDN, 4.73%, 10/1/18, LOC: Heller Financial        2,150,000
   20,000,000   Riverside County IDA Revenue VRDN, 4.50%,
                6/30/98                                           20,105,400
                Riverside MFH Revenue VRDN,
   3,200,000    5.05%, 6/1/05, LOC: Tokai Bank, Ltd.               3,200,000
   1,040,000    4.80%, 6/1/09, LOC: Tokai Bank, Ltd.               1,040,000
   5,330,000    Sacramento County MFH Revenue VRDN, 5.05%,
                12/1/98, LOC: Tokai Bank, Ltd.                     5,330,000
   28,000,000   San Bernardino County MFH Revenue VRDN,
                6.05%, 5/1/15, IA: Escrowed/T-Bills               28,000,000
   8,000,000    San Bernardino County Public Safety Authority
                Revenue Bonds, 4.50%, 5/1/98                      8,025,852
                San Francisco MFH Revenue VRDN,
   34,860,000   4.65%, 10/1/00, LOC: Mitsubishi Trust & Banking   34,860,000
   18,500,000   4.225%, 12/1/05, LOC: Industrial Bank of Japan    18,500,000
   1,200,000    Simi Valley MFH Revenue VRDN, 4.15%, 6/1/10,
                LOC: Sumitomo Trust & Banking                      1,200,000
   700,000      Stockton IDA Revenue VRDN, 4.58%, 12/1/16,
                LOC: Union Bank of California                        700,000
   6,100,000    Student Education Loan Marketing Corporation
                Revenue VRDN, Series A, 4.10%, 11/1/02,
                LOC: Dresdner Bank AG                              6,100,000
   2,275,000    Union City Housing Mortgage Revenue VRDN,
                4.65%, 10/1/11, LOC: Mitsubishi Trust & Banking    2,275,000
   2,905,000    Victorville MFH Revenue VRDN, 4.75%, 12/1/15,
                C/LOC: Redland S&L                                 2,905,000

Colorado - 1.1%
   8,455,000    Arapahoe County MFH Revenue VRDN, 4.70%,
                11/1/17, LOC: Heller Financial                     8,455,000
   8,500,000    City and County of Denver MFH Revenue VRDN,
                4.40%, 12/15/14, LOC: Sumitomo Trust & Bk.         8,500,000
   1,070,000    Lakewood IDA Revenue VRDN, 5.35%, 8/1/07,
                LOC: West One Bank                                 1,070,000

Connecticut - 0.1%
   1,100,000    State Development Authority Revenue VRDN,
                4.40%, 6/1/08, LOC: Barclays Bank, Plc.            1,100,000
   1,190,000    State Health and Education Facilities Authority
                Revenue VRDN, 4.40%, 2/1/09, LOC: Barclays
                Bank, Plc.                                         1,190,000

District of Columbia - 3.6%
                GO VRDN,
   $5,300,000   4.60%, 6/1/03, FSA Insured                        $5,300,000
   6,400,000    4.10%, 6/1/03, Series B-1, LOC: Union Bank of
                Switzerland                                        6,400,000
   10,900,000   4.50%, 7/27/03, AMBAC Insured                     10,900,000
   7,710,000    4.50%, 6/1/05, MBIA Insured                        7,710,000
   10,390,000   MFH Revenue VRDN, 4.35%, 12/1/05, LOC:
                Sumitomo Bank, Ltd.                               10,390,000
                Metropolitan DC Airports Authority Bonds,
   4,500,000    3.90%, 10/15/97                                    4,500,000
   11,900,000   3.95%, 10/24/97                                   11,900,000

Florida - 4.4%
   6,900,000    Dade County Aviation Revenue VRDN, Series A,
                4.45%, 10/1/09, LOC: Fuji Bank, Ltd.               6,900,000
   6,300,000    Duval County MFH Revenue VRDN, 5.00%, 6/1/07,
                LOC: Household Financial Corp.                     6,300,000
   3,500,000    Escambia County IDA Revenue VRDN, 4.35%,
                2/1/17, LOC: Amsouth Bank                          3,500,000
   8,800,000    Florida Housing Finance Agency Revenue VRDN,
                4.30%, 7/1/23, LOC: Heller Financial               8,800,000
   5,000,000    Gulf Breeze Revenue VRDN, Series A, 4.20%,
                3/31/21, LOC: Barnett Bank of South Florida        5,000,000
                Jacksonville Hospital Revenue VRDN,
   3,000,000    4.325%, 2/1/18, LOC: Sumitomo Bank, Ltd.           3,000,000
   4,000,000    4.325%, 2/1/19, LOC: Sumitomo Bank, Ltd.           4,000,000
   6,025,000    Manatee County Housing Finance Authority
                Revenue VRDN, 4.15%, 12/1/07, LOC:
                Marine Midland Bank                                6,025,000
   4,200,000    Pinellas County Health Facilities Authority
                Revenue VRDN, 4.30%, 11/1/15, LOC:
                First Union Bank, NC                               4,200,000
                Orange County Health Facilities Authority
                Revenue VRDN,
   2,600,000    4.45%, 3/27/06, MBIA Insured                       2,600,000
   6,880,000    4.45%, 10/1/06, MBIA Insured                       6,880,000
   4,000,000    4.45%, 10/1/08, MBIA Insured                       4,000,000
   4,445,000    Palm Beach County IDA Revenue VRDN, 4.415%,
                5/5/10, LOC: Union Bank of California              4,445,000
   3,530,000    Volusia County MFH Revenue VRDN, 4.50%,
                9/1/05, GA: Household Finance Corp.                3,530,000

Georgia - 1.7%
   2,000,000    Athens MFH Revenue VRDN, 4.50%, 8/1/05,
                LOC: First Bank, N.A.                              2,000,000
   7,850,000    Columbus Downtown Development Authority
                Revenue VRDN, 4.20%, 8/1/15, LOC:
                Columbus Bank & Trust                              7,850,000
   7,470,000    De Kalb County MFH Revenue VRDN, 4.30%,
                11/1/15, LOC: Amsouth Bank                         7,470,000
                Jackson County IDA Revenue VRDN: 4.55%,
   7,000,000    12/1/15, LOC: Bank of Tokyo-Mitsubishi, Ltd.       7,000,000
   2,585,000    4.65%, 12/1/24, LOC: Barclays Bank, Plc.           2,585,000

Hawaii - 1.3%
   $10,000,000  State Department Budget and Finance VRDN, 4.40%,
                12/1/21, LOC: Union Bank of California            $10,000,000
   10,000,000   State Housing Finance and Development Corp.
                Revenue VRDN,  4.30%, 7/1/25, LOC:
                Industrial Bank of Japan                           10,000,000

Illinois - 6.0%
   2,900,000    Chicago Municipal Trust Receipts VRDN, 4.45%,
                1/1/18, AMBAC Insured                             2,900,000
   5,000,000    Elgin IDA VRDN, 4.40%, 9/1/16, LOC:
                LaSalle Bank                                      5,000,000
   7,500,000    Fulton IDA Revenue VRDN, 4.25%, 4/1/12,
                LOC: Firstar Bank, Milwaukee                      7,500,000
   4,000,000    Galesburg Knox College Project Revenue VRDN,
                4.20%, 3/1/31, LOC: LaSalle Bank                  4,000,000
                Illinois Development Financial Authority
                Pollution Control Revenue VRDN,
   7,400,000    4.20%, 3/1/17, LOC: Bk of Tokyo-Mitsubishi, Ltd.  7,400,000
   9,400,000    4.35%, 3/1/17, LOC: Bk of Tokyo-Mitsubishi, Ltd.  9,400,000
   10,000,000   4.20%, 4/1/32, MBIA Insured                      10,000,000
   13,500,000   Illinois Educational Facilities Authority
                Revenue VRDN, 4.45%, 1/1/18, LOC:
                Sumitomo Bank, Ltd.                              13,500,000
   4,000,000    Illinois Health Facilities Authority
                Revenue VRDN, 4.15%, 9/15/20, LOC:
                LaSalle Bank                                      4,000,000
                Illinois IDA Revenue VRDN,
   2,400,000    4.60%, 11/1/02, LOC: LaSalle Bank                 2,400,000
   2,600,000    4.60%, 9/2/05, LOC: American Nat'l Bk & Trust     2,600,000
   2,000,000    4.625%, 1/1/09, LOC: Industrial Bank of Japan     2,000,000
   2,200,000    4.40%, 12/1/09, LOC: LaSalle Bank                 2,200,000
   2,225,000    Series B, 4.40%, 1/1/10, LOC: American National
                Bank & Trust                                      2,225,000
   2,250,000    Illinois Development Financial Authority
                Revenue VRDN, 4.25%, 9/1/26, LOC:
                Firstar Bank, Milwaukee                           2,250,000
   6,270,000    Illinois Housing Development Authority
                Revenue VRDN, 4.60%, 2/1/24, LOC:
                Sumitomo Bank, Ltd.                               6,270,000
   5,300,000    Plainfield IDA Revenue VRDN, 4.40%, 4/1/17,
                LOC: LaSalle Bank                                 5,300,000
   2,480,000    Rockford Economic Development Revenue Bonds,
                4.45%, 12/2/97, LOC: Banque Paribas               2,480,000
   2,280,000    Winnebago County IDA Revenue VRDN, 6.035%,
                12/1/06, LOC: Bank of Nova Scotia                 2,280,000

Indiana - 1.0%
   8,420,000    Lawrence Economic Development Revenue VRDN,
                4.775%, 6/1/24, LOC: Heller Financial             8,420,000
   2,890,000    Marion Economic Development Revenue VRDN,
                4.20%, 4/1/08, LOC: LaSalle Bank                  2,890,000
   4,500,000    South Bend MFH Revenue VRDN, 4.50%, 10/1/09,
                LOC: Key Bank                                     4,500,000

Iowa - 2.0%
   $1,600,000   Davenport IDA Revenue VRDN, 6.035%, 12/1/06,
                LOC: Bank of Nova Scotia                         $1,600,000
   27,000,000   Iowa State School Anticipation Warrants,
                Series A, 4.50%, 6/26/98, FSA Insured            27,173,381
   3,000,000    Scott County IDA Revenue, 4.45%, 3/1/02, LOC:
                Firstar Bank, Milwaukee                           3,000,000

Kansas - 1.1%
   6,615,000    Kansas City MFH Revenue VRDN, 4.475%, 6/1/15,
                LOC: Huntington National Bank                     6,615,000
   11,075,000   Shawnee MFH Revenue VRDN, 4.725%, 2/1/24,
                LOC: Heller Financial                            11,075,000

Kentucky - 2.5%
   11,652,000   Carroll County Solid Waste IDARevenue VRDN,
                4.80%, 5/1/27, LOC: Banco Bilbao Viscaya         11,652,000
   4,100,000    Glasgow Industrial Building Revenue VRDN,
                5.95%, 6/1/20, Bank of Tokyo-Mitsubishi, Ltd.     4,100,000
   3,000,000    Hancock County IDA Revenue VRDN, 4.20%,
                6/1/12, LOC: Chase Manhattan                      3,000,000
   9,800,000    Mayfield Multi-City Lease Revenue VRDN, 4.30%,
                7/1/26, LOC: PNC Bank, NA                         9,800,000
   7,000,000    Ohio County Pollution Control Revenue VRDN,
                4.65%, 10/1/15, LOC: Chase Manhattan              7,000,000
   4,500,000    Owensboro IDA Revenue VRDN, 4.20%, 6/1/17,
                LOC: LaSalle Bank                                 4,500,000

Louisiana - 0.2%
   3,000,000    Louisiana Public Facilities Authority
                Revenue VRDN,   5.70%, 12/1/14, LOC:
                Regions Bank                                      3,000,000


Maine - 0.4%
   6,700,000    Orrington Resource Recovery Revenue VRDN,
                4.25%, 5/1/03, LOC: Bank of Nova Scotia           6,700,000

Maryland - 0.2%
   700,000      Maryland Economic Development Corporation
                Revenue VRDN, 4.20%, 6/1/20, LOC:
                NationsBank                                         700,000
   2,750,056    Ocean City IDA Revenue VRDN, 5.525%, 7/1/13,
                LOC: First National Bank of Maryland              2,750,056

Massachusetts - 0.5%
   1,175,000    Hudson IDA Revenue VRDN, 4.665%, 10/1/13,
                LOC: FNB Boston                                   1,175,000
   1,275,000    Massachusetts State Industrial Finance
                Authority Revenue
                VRDN: 4.415%, 11/3/99, LOC: FNB Boston            1,275,000
   4,900,000    4.665%, 8/1/14, LOC: FNB Boston                   4,900,000
   500,000      New Bedford IDA Revenue VRDN, 4.665%, 10/1/97,
                LOC: CoresSates                                     500,000

Michigan - 3.6%
   5,000,000    Detroit City School Dist GO Notes, 4.50%, 5/1/98  5,024,200
                Municipal Bond Authority Revenue Notes,
   $7,000,000   4.50%, 7/3/97, Series A                          $7,000,000
   15,000,000   4.50%, 7/2/98, Series B                          15,096,000
   5,100,000    State Hospital Financing Authority Revenue VRDN,
                Series A,
                4.30%, 12/1/23, LOC: First American Bank, MI      5,100,000
   6,800,000    State Strategic Fund Economic Development
                Revenue VRDN,
                4.60%, 9/1/08, LOC: Dai-Ichi Kangyo Bank          6,800,000
   11,000,000   4.00%, 9/1/20, LOC: Barclays Bank Plc.           11,000,000
   6,825,000    Sault Sainte Marie Tribe Building Revenue VRDN,
                Series A,
                4.22%, 6/1/03, LOC: First of America Bank, MI     6,825,000

Minnesota - 0.1%
   1,100,000    Cottage Grove Pollution Control Board Revenue
                VRDN,
                4.50%, 8/1/12                                     1,100,000

Mississippi - 0.6%
                Mississippi Business Financial Corp. IDA Revenue
                VRDN,
   3,675,000    4.40%, 1/1/06, LOC: National Bank of Canada       3,675,000
   1,900,000    4.60%, 6/1/07, LOC: Deposit Guaranty              1,900,000
   3,500,000    Penola County VRDN, 4.45%, 9/1/10, LOC:
                Instituto Bancario                                3,500,000

Missouri - 2.1%
   4,500,000    Carthage IDA Revenue VRDN, 4.60%, 11/1/10,
                LOC: Bank of Tokyo-Mitshubishi, Ltd.              4,500,000
   10,000,000   Environmental Impact & Energy Resolution
                Authority
                Pollution Control Revenue VRDN, 3.95%, 6/1/98,
                LOC: Swiss Bank Corp.                            10,000,000
   4,045,000    Kansas City MFH Revenue VRDN, 4.50%, 8/1/20,
                LOC: Heller Financial                             4,045,000
   955,000      IDA Revenue VRDN, 4.665%, 3/1/01, LOC:
                FNB Boston                                          955,000
   5,000,000    St. Charles County IDA Revenue VRDN, 4.10%,
                12/1/07, LOC: Bank of America                     5,000,000
   9,100,000    St. Louis IDA Revenue VRDN, 4.80%, 1/1/21,
                LOC: Banca Naz Del Lavoro                         9,100,000

Nebraska - 0.2%
   2,900,000    Brazos County IDA Revenue VRDN, 4.65%, 2/1/15,
                LOC: Bank of Tokyo-Mitsubishi, Ltd.               2,900,000

New Hampshire - 2.2%
   13,075,000   Manchester MFH Revenue VRDN, 5.75%, 6/15/15,
                LOC: Daiwa Bank, Ltd.                            13,075,000
   5,945,000    New Hampshire Higher Education & Health
                Adjustable
                Trust Receipts, Series SG19, 4.35%, 6/1/23,
                BPA: Societe Generale                             5,945,000
   16,400,000   State Turnpike Systems Revenue VRDN, 4.40%,
                2/1/24, LOC: Corestates                          16,400,000

New Jersey - 0.8%
                Economic Development Authority Revenue VRDN,
   2,275,000    4.20%, 3/1/98, LOC: Corestates                    2,275,000
   1,120,000    4.38%, 1/1/00, LOC: Marine Midland Bank           1,120,000
   1,500,000    4.625%, 12/1/14, LOC: Citibank                    1,500,000
   7,400,000    5.125%, 12/1/15, LOC: Asahi Bank, Ltd.            7,400,000

New York - 8.9%
                City of New York GO Bonds,
   $5,700,000   Subseries J 2, 3.80%, 11/1/97                    $5,700,000
   7,000,000    Subseries J 3, 3.80%, 9/26/97                     7,000,000
   9,000,000    Subseries J 3, 3.80%, 10/22/97                    9,000,000
   16,140,000   Energy Research and Development Authority
                Pollution
                Control RevenueVRDN, 3.80%, 6/1/29, LOC:
                Morgan Guaranty Trust                            16,140,000
                Environmental Revenue Bonds,
   5,000,000    3.80%, 8/20/97                                    5,000,000
   5,000,000    3.70%, 8/22/97                                    5,000,000
                New York City MFH Revenue VRDN,
   20,000,000   3.85%, 7/24/97                                   20,000,000
   15,000,000   3.80%, 9/25/97                                   15,000,000
   4,000,000    New York City Municipal Water Financing Notes,
                3.75%, 7/31/97                                    4,000,000
   14,400,000   New York City VRDN, Subseries B, 3.80%,
                6/1/29                                           14,400,000
   3,200,000    New York City Water Bank Notes, Series 3, 3.80%,
                7/31/97                                           3,200,000
   18,200,000   New York City Water Revenue Bonds, Series 4,
                3.80%, 10/16/97                                  18,200,000
                Orange County IDA Revenue VRDN,
   7,500,000    4.625%, 6/1/98, LOC: Sakura Bank                  7,500,000
   500,000      4.625%, 10/1/98, LOC: Sakura Bank                   500,000
                Suffolk County Tax Anticipation Notes,
   3,000,000    4.00%, 8/14/97, LOC: National Westminster Bank    3,000,560
   5,000,000    4.50%, 9/11/97, LOC: Canadian Imperial            5,005,349

Nevada - 0.1%
   1,800,000    Henderson Public Improvement Trust Revenue VRDN,
                4.60%, 4/1/07, LOC: Barclays Bank, Plc.           1,800,000

North Carolina - 0.2%
   2,900,000    Wake County Industrial Facilities & Pollution
                Financing
                Authority Revenue Bonds, 4.10%, 7/15/97,
                LOC: Fuji Bk Ltd                                  2,900,000

Ohio - 0.2%
   2,700,000    Mahoning County Revenue VRDN, 4.70%, 12/1/21,
                LOC: PNC Bank, NA                                 2,700,000

Oklahoma - 1.1%
   5,930,000    Cleveland MFH Revenue VRDN, 4.40%, 4/1/20,
                SURBD: Continental Casualty Co.                   5,930,000
   5,900,000    Oklahoma Housing Finance Authority Revenue
                VRDN, 4.875%, 12/1/05, C/LOC: Binghampton
                Savings Bank                                      5,900,000
   5,000,000    Tulsa IDA Revenue VRDN, Series A, 4.15%,
                11/1/14, LOC: Sanwa Bank, Ltd.                    5,000,000

Pennsylvania - 4.4%
   2,600,000    Berks County IDA Revenue VRDN, 4.375%, 7/1/25,
                LOC: CoreStates                                   2,600,000
   3,300,000    Chester County IDA Revenue VRDN, 4.375%, 4/1/17,
                LOC: Corestates                                   3,300,000
   8,500,000    Delaware County Authority Revenue VRDN, 4.25%,
                7/1/14, LOC: PNC Bank NA                          8,500,000
   7,300,000    Emmaus GO Revenue VRDN, 4.30%, 3/1/24, LOC:
                Fuji Bank, Ltd.                                   7,300,000
                Philadelphia GO Bonds, Adjustable Coupon,
   $10,000,000  4.15%, 7/14/97, LOC: Fuji Bank, Ltd.             10,000,000
   12,000,000   4.10%, 7/15/97, LOC: Fuji Bank, Ltd.             12,000,000
   4,600,000    4.15%, 7/15/97, LOC: Fuji Bank, Ltd.              4,600,000
   15,000,000   3.85%, 8/7/97, LOC: Fuji Bank, Ltd.              15,000,000
   2,850,000    Philadelphia MFH Redevelopment Authority Revenue
                VRDN,
                4.45%, 12/1/09, LOC: Marine Midland Bank          2,850,000
   1,845,000    West Cornwall Township Municipal Authority
                Revenue
                VRDN, 4.375%, 3/1/16, LOC: CoreStates             1,845,000

South Carolina - 1.0%
   5,100,000    Dorchester County Industrial Revenue VRDN,
                4.944%, 10/1/24, LOC: Bayerische Vereinsbank      5,100,000
   4,450,000    Orangeburg IDA Revenue VRDN, 4.665%, 6/1/08,
                LOC: FNB Boston                                   4,450,000
   6,000,000    State Housing Finance and Development Authority
                Revenue VRDN, 4.35%, 7/1/07, SURBD:
                Continental Casualty Co.                          6,000,000

South Dakota - 0.5%
   7,460,000    Housing Development Authority Puttable Floating
                Rate Notes, Series C,4.40%, 5/1/19, BPA:
                Caisse des Depots et Consignations                7,460,000

Tennessee - 0.4%
   5,100,000    Coffee County Industrial Board VRDN, 4.50%,
                5/1/12, LOC: Barnett Bank of South Florida        5,100,000
   1,000,000    Roane County Industrial Board Solid Waste Revenue
                VRDN, 5.00%, 11/1/20, LOC: Long Term Credit
                Bank of Japan                                     1,000,000
   60,000       Housing Development Agency Revenue VRDN, 4.25%,
                7/1/13, FSA Insured                                  60,000

Texas - 7.3%
   5,400,000    Bexar County MFH Revenue VRDN, 4.725%, 6/1/28,
                LOC: Heller Financial                             5,400,000
   3,000,000    Brazos River Authority Rev VRDN, 4.10%,
                11/1/18                                           3,000,000
   2,200,000    Cleburne IDA Revenue VRDN, 4.40%, 2/1/04,
                LOC: National City Bank                           2,200,000
   1,000,000    Grand Prairie IDA Revenue VRDN, 4.05%, 12/1/06,
                LOC: PNC Bank, N.A.                               1,000,000
   4,500,000    Greater Texas Student Loan GO Bonds, 3.70%,
                4/1/05, LOC: SLMA                                 4,496,832
   72,450,000   Harris County Health Facilities Developmen
                Authority Revenu VRDN, 4.75%, 12/1/25, IA:
                Prudential Insur Co.                             72,450,000
   2,900,000    Harris County IDA Revenue VRDN, 5.10%, 8/1/01,
                LOC: Sakura Bank, Ltd.                            2,900,000
   4,100,000    Orange County IDA Revenue VRDN, 5.00%, 10/1/22,
                LOC: Long Term Credit Bank of Japan               4,100,000
   18,400,000   State Tax & Revenue Anticip Notes, 4.75%,
                8/29/97                                          18,424,426

Utah - 2.4%
   $9,000,000   Intermountain Power Agency Revenue Bonds, Series
                85E,
                3.80%, 10/17/97, LOC: Bank of America            $9,000,000
   4,500,000    Provo City MFH Revenue VRDN, 4.20%, 12/15/10,
                LOC: Dai-Ichi Kangyo Bank                         4,500,000
                Tooele County Hazardous Waste Treatment Revenue
                VRDN, GA: Union Pacific Corp.,
   8,500,000    4.05%, 7/25/97                                    8,500,000
   7,000,000    4.00%, 8/8/97                                     7,000,000
   9,200,000    4.15%, 8/12/97                                    9,200,000

Vermont - 0.1%
   1,620,000    Education & Health Buildings Financing Agency
                Revenue VRDN, 4.30%, 6/1/05, LOC: FNB Boston      1,620,000
   415,000      State IDA Revenue VRDN, 4.415%, 12/1/04,
                LOC: FNB Boston                                     415,000

Virginia - 2.1%
   17,100,000   Richmond IDA Revenue VRDN, 4.70%, 12/1/17,
                LOC: Banque Paribas                              17,100,000
   15,700,000   State MFH Development Authority Revenue VRDN,
                Series A, 5.60%, 1/1/34                          15,700,000

Washington - 2.4%
   4,000,000    Colbert County Public Utilities VRDN, 4.30%,
                10/1/11, LOC: Southtrust Bank, AL                 4,000,000
   2,750,000    Port Everett Limited VRDN, 4.55%, 12/1/06,
                LOC: Sumitomo Bank, Ltd.                          2,750,000
   3,000,000    Richland Golf Enterprise Revenue VRDN, 4.20%,
                12/1/21, LOC: Seafirst BOA, NW                    3,000,000
   6,420,000    Seattle MFH Revenue VRDN, 4.30%, 12/1/26,
                LOC: Seafirst BOA, NW                             6,420,000
   8,750,000    State MFH Revenue VRDN, 4.30%, 10/1/26,
                LOC: Seafirst BOA, NW                             8,750,000
   4,600,000    Yakima County Public Corp. Revenue VRDN, 4.30%,
                8/1/06, LOC: Seafirst BOA, NW                     4,600,000
   8,300,000    Yakama Indian Nation IDA Revenue VRDN, 4.55%,
                6/1/07, LOC: Seafirst BOA, NW                     8,300,000

West Virginia - 0.3%
   4,140,000    Harris County IDA Revenue VRDN, 4.25%, 6/1/14,
                LOC: Societe Generale                             4,140,000

Wisconsin - 1.0%
   3,500,000    Eau Claire IDA Revenue VRDN, 4.25%, 5/1/07,
                LOC: Firstar Bank, Milwauke                       3,500,000
   2,000,000    Germantown IDA Revenue VRDN, 4.25%, 5/1/17,
                LOC: Firstar Bank, Milwaukee                      2,000,000
   3,100,000    Mantowoc IDA Revenue VRDN, 4.25%, 5/1/17,
                LOC: Firstar Bank, Milwaukee                      3,100,000
   6,450,000    Housing and Economic Development Authority
                Revenue VRDN, 4.20%, 3/1/20, FSA Insured          6,450,000

Other - 6.7%
   $16,800,000  Capital Realty Investors Tax Exempt
                Certificates Revenue
                VRDN 4.45%, 12/1/04, LOC: Swiss Bk Corp         $16,800,000
   18,205,000   Series 96-2, 4.45%, 2/1/04, LOC: Swiss
                Bank Corp                                        18,205,000
   9,720,000    Koch Financial Corp. Tender Option VRDN, 4.25%,
                10/20/20, TOA: Credit Suisse                      9,720,000
   7,801,349    LaSalle National Bank LeaseTOPS Tr, 4.40%,
                5/1/02, BPA: LaSalle Bank                         7,801,349
                Pitney Bowes Corporation LeaseTOPS Trust
                Certificates,
   9,504,484    4.40%, 4/1/98, BPA: Pitney Bowes Credit           9,504,484
   9,238,000    4.40%, 2/11/11, LOC: Landesbank
                Hessen-Thuringen                                  9,238,000
   5,760,000    4.30%, 10/11/30, AMBAC Insured                    5,760,000
   10,210,000   4.40%, 10/11/30, BPA: Credit Suisse              10,210,000
                Puttable Floating Option Tax-Exempt Receipts,
   2,265,000    Series PP5, 4.55%, 8/15/24, AMBAC Insured         2,265,000
   5,140,000    4.50%, 12/1/24, TOA: Merrill Lynch                5,140,000

                TOTAL INVESTMENTS (Cost $1,595,990,412)
                     - 102.4%                                 1,595,990,412
                Other assets and liabilities, net - (2.4%)     (38,097,742)
                Net Assets - 100.0%                          $1,557,892,670

Net Assets Consist of:
Paid-in capital applicable to the following shares of
beneficial interest, unlimited number of no par shares
 authorized:
   Class O: 1,531,604,610 shares outstanding                 $1,531,492,200
   Class MMP: 26,435,734 shares outstanding                      26,432,911
Undistributed net investment income (loss)                             (50)
Accumulated net realized gain (loss) on investments                (32,391)
   Net assets                                                $1,557,892,670

Net Asset Value per Share
Class O (based on net assets of $1,531,462,032)                       $1.00
Class MMP (based on net assets of $26,430,638)                        $1.00


                               Limited-Term Portfolio
                               Statement of Net Assets
                               June 30, 1997

Principal
Amount                                                            Value
                      Municipal Obligations - 103.1%

Alabama - 0.1%
   $600,000     Athens IDA Revenue VRDN, 4.95%, 6/1/05,
                LOC: Tokai Bank, Ltd.                              $600,000

Arizona - 2.9%
   11,920,000   Educational Loan Marketing Corporation Revenue
                Bonds, 6.55%, 3/1/99                             12,287,851
   2,600,000    Glendale County IDA Revenue Bonds, 5.20%,
                12/1/13, LOC: Dresdner Bank (Tender
                12/1/98 @ 100)                                    2,622,464
   220,000      VRDN, 4.55%, 1/1/20, LOC: Sumitomo Trust and
                Banking                                             220,000

California - 14.0%
   605,000      Chula Vista MFH, Eucalyptus Grove Project Revenue
                Bonds 5.75%, 11/1/07, SURBD:
                Continental Casualty Co.                            605,805
   1,525,000    Compton Community Redevelopment Agency Tax
                Allocation Notes Series 1, 5.50%, 8/1/98          1,546,563
   8,000,000    Community College Financing Authority Tax and
                Revenue Anticipation Notes, 4.50%, 9/30/98        8,042,000

   3,620,000    Del Norte Bond Anticipation Notes, 5.50%,
                11/1/98                                           3,621,158
   2,220,000    Health Facilities Financing, Downey Community
                Hospital Revenue Bonds, 4.75%, 5/15/99            2,230,168

   18,500,000   Los Angeles Unilateral School District Tax and
                Revenue

                San Bernardino Public Safety Authority, Insurance
                Financing Project Revenue Bonds, Series A,
   8,400,000    4.50%, 11/1/98                                    8,442,084
   2,800,000    4.60%, 5/1/99                                     2,814,532
   20,000,000   San Francisco City and County Redevelopment
                Agency MFH Revenue VRDN, 5.937%, 3/1/18          20,000,000

   575,000      San Jose Financing Authority, Convention Center
                Project Revenue Bonds, Series C, 5.75%, 9/1/98      586,190

   5,860,000    Statewide Community Development Authority Tax
                and  Revenue Anticipation Notes, Series B,
                4.75%, 9/30/98,  FSA Insured                      5,908,111

   465,000      Tahoe City Public Utility District, Capital
                Facilities Project,Certificates of Participation,
                Series B, 5.60%, 6/1/98 471,445
   200,000      Union City Housing Mortgage Revenue VRDN, 4.65%,
                10/1/11, LOC: Mitsubishi Trust & Banking            200,000


Colorado - 2.2%
                Denver City and County Airport Revenue,
   9,500,000    Bonds, Series A, 6.60%, 11/15/97                  9,591,485
   2,000,000    VRDN, 7.00%, 11/15/99                             2,103,460

Connecticut - 0.4%
   $1,945,000   State Recovery Authority Revenue Bond, 5.60%,
                11/15/99                                         $2,003,622

District of Columbia - 0.2%
                Redevelopment Agency Sports Arena Revenue Bonds,
   500,000      4.85%, 11/1/97                                      500,720
   500,000      5.10%, 11/1/98                                      503,045

Florida - 2.9%
   10,000,000   Jacksonville Hospital Revenue Bonds, 10.375%,
                10/1/07 (Pre-Refunded 10/1/97 @ 100)             10,358,700

   150,000      Orange County Housing Financial Authority
                Revenue VRDN, 4.15%, 8/1/08                         150,000

   4,470,000    Palm Beach Housing Finance Authority Mallards
                Cove Revenue VRDN, 5.525%, 3/1/22, INSUR:
                 Fireman's Insurance Co.                          4,470,000

Georgia - 0.2%
   1,000,000    Tri-City Hospital Authority Revenue Bonds,
                5.25%, 7/1/99                                     1,004,330

Guam - 0.8%
   4,250,000    Guam government GO Bonds, Series A, 5.75%,
                8/15/99                                           4,324,375

Idaho - 0.4%
   1,825,000    SLMA, 6.00%, 10/1/97                              1,829,398

Illinois - 4.7%
   8,000,000    Chicago Board of Education Certificates of
                Participation, 4.35%, 12/1/98, LOC:
                Canadian Imperial                                 8,012,720
   2,000,000    Chicago Parking District GO Refunding Bonds,
                5.50%, 1/1/99, FGIC Insured                       2,038,060
   4,500,000    Illinois Development Financial Authority
                Pollution Control Revenue VRDN, 4.20%, 3/1/17,
                LOC:  Bank of Tokyo -Mitsubishi Ltd.              4,500,000
   10,000,000   State Sales Tax Revenue Bonds, Series Q, 5.10%,
                6/15/99                                          10,169,200

Kentucky - 0.5%
   1,800,000    State Turnpike Authority Economic Development
                Revenue  Bonds, 5.00%, 1/1/98                     1,810,260

   1,000,000    Kentucky Development Financial Authority Revenue
                Bonds, Series B, 4.55%, 2/1/08, LOC: National
                City Bank                                         1,000,000

Louisiana - 3.3%
                Offshore Terminal Authority Deepwater Port
                Revenue Bonds,
   5,000,000    5.20%, 9/1/97                                     5,009,950
   2,535,000    6.35%, 9/1/97                                     2,544,658
   2,780,000    6.45%, 9/1/98                                     2,847,749
   7,000,000    State Recovery Sales Tax Revenue Bonds, 4.25%,
                7/1/98, MBIA Insured                              7,030,030

Maryland - 2.3%
   $950,000     Montgomery County Economic Development Bonds,
                6.375%, 11/1/09, LOC: First National Bank of
                Maryland                                           $951,520
   450,000      Ocean City Industrial Development Revenue VRDN,
                5.525%, 7/1/13, LOC: First National Bank
                of Maryland                                         450,000

   8,000,000    State and Local Facilities Unlimited GO Bonds,
                First Series, 5.00%, 3/1/00                       8,155,520

   2,400,000    State Industrial Authority Economic Development
                Bonds, 5.25%, 12/31/11, LOC: First National Bank
                of Maryland                                       2,400,072

Massachusetts - 2.4%
                Housing Finance Agency MFH Revenue Bonds,
                Series A,
   485,000      4.80%, 12/1/97, AMBAC Insured                       487,532
   495,000      5.00%, 6/1/98, AMBAC Insured                        499,410
   505,000      5.00%, 12/1/98, AMBAC Insured                       511,883
   520,000      5.10%, 6/1/99, AMBAC Insured                        526,994
                Municipal Wholesale Electric Power Company
                Revenue Bonds,
   5,240,000    6.10%, 7/1/98                                     5,347,630
   5,025,000    Series B, 6.25%, 7/1/99                           5,198,413

Michigan - 3.4%
   5,330,000    Detroit Limited GO Bonds, Series A, 5.20%,
                5/1/98                                            5,377,330
   3,525,000    Oakland County Economic Development Corp.
                Limited Obligation Revenue VRDN, 5.25%, 11/1/14   3,541,567

   5,950,000    Southfield Economic Development Corporation
                Revenue VRDN, 5.95%, 5/15/11, INSUR:
                Fireman's Insurance Co.                           5,950,000
   280,000      State Housing Development Authority Revenue
                Bonds, 6.00%, 10/1/11, (Escrowed in U.S. Treasury
                Obligations)                                        281,137

   570,000      State Housing Development Authority Limited
                Obligation Revenue VRDN, 5.00%, 10/1/11             571,157

                State Hospital Finance Authority Pontiac Osteopathic
                Revenue Bonds,
   1,000,000    4.90%, 2/1/98                                     1,002,960
   1,000,000    5.10%, 2/1/99                                     1,001,300
   150,000      State Strategic Limited Obligation Revenue
                VRDN, 5.125%, 11/1/09, LOC: Tokai Bank Ltd.         150,000


Minnesota - 1.2%
   6,450,000    Edina MFH Vernon Terrace Revenue VRDN, 5.00%,
                7/1/25                                            6,489,022

Mississippi - 0.2%
   1,000,000    Higher Education Student Loan Revenue Bonds,
                Series C, 6.05%, 1/1/99                           1,017,190

Nevada - 1.6%
   8,150,000    Sparks Redevelopment Agency Tax Allocation Bond
                Anticipation Notes, 5.00%, 9/1/97                 8,145,436

New Hampshire - 0.1%
   315,000      Higher Education & Health Revenue Bonds, 7.50%,
                12/1/00, FGIC Insured                               319,092

New Mexico - 0.7%
   $3,735,000   Albuquerque Unlimited GO Bonds, 5.25%, 7/1/98    $3,785,572

New York - 23.4%
                City University Certificates of Participation,
   2,785,000    4.40%, 8/15/97                                    2,786,365
   4,970,000    4.65%, 8/15/98                                    5,000,913
                Dormitory Authority Revenue Bonds,
   7,385,000    Series A, 4.375%, 7/1/97                          7,385,074
   1,165,000    Series A, 4.75%, 7/1/97                           1,165,023
   1,155,000    Series B, 4.375%, 7/1/97                          1,155,012
   3,460,000    Series B, 5.00%, 2/15/00                          3,498,544
   595,000      Energy Research and Development Authority State
                Service Contract Revenue Bonds, 5.00%, 4/1/98       599,552

   15,000,000   Municipal Assistance Corporation for the City of
                New York,  Series I, 5.00%, 7/1/99                15,234,000

                Nassau County Unlimited GO Bonds,
   3,800,000    Series V, 5.125%, 3/1/99, AMBAC Insured            3,858,330
   4,330,000    5.125%, 3/1/00, AMBAC Insured                      4,416,730
                New York City GO Bonds,
   1,310,000    5.00%, 4/1/99                                      1,319,733
   725,000      5.00%, 4/1/99                                        736,005
   290,000      Series E, 5.50%, 8/1/97                              290,409
   710,000      Series E, 5.50%, 8/1/97                              710,895
   770,000      Orange County IDA Revenue VRDN, 5.61%, 12/1/05,
                LOC: Summit Bank                                     770,000
   5,400,000    Port Authority New York and New Jersey, 1st
                Installment KIAC Project Special Obligation Revenue
                Bonds, 6.25%, 10/1/99                              5,515,074
                State Certificate of Participation Revenue Bonds,
   5,335,000    4.75%, 9/1/97                                      5,341,615
   5,775,000    4.90%, 3/1/98                                      5,810,920
   9,465,000    4.40%, 8/1/98                                      9,498,695
   5,920,000    4.90%, 9/1/98                                      5,971,267
   12,710,000   4.60%, 2/1/99                                     12,734,403
   13,915,000   4.75%, 2/1/00                                     13,951,040
                State Thruway Authority Highway and Bridge
                Revenue Bonds,
   10,490,000   Series A, 4.75%, 4/1/99, AMBAC Insured            10,591,229
   3,675,000    Series A, 4.75%, 4/1/00, AMBAC Insured             3,715,351

Oklahoma - 1.5%
   7,970,000    Tulsa IDA Revenue VRDN, 4.35%, 10/1/22, MBIA
                Insured                                            7,970,000

Ohio - 7.2%
   1,060,000    Cleveland Motor Vehicle Motorized Equipment
                Certificates of Participation, 6.50%, 1/1/98       1,072,413
   2,450,000    Cleveland School District GO Bonds, 7.25%,
                6/15/98                                            2,480,698
   5,000,000    Franklin County Hospital Revenue VRDN, 4.10%,
                12/1/11, LOC: Morgan Guarantee Trust               5,015,100
   2,000,000    Lorraine County Hospital Revenue Bonds, 5.00%,
                9/1/99                                             2,034,800
   $1,175,000   Marion County Hospital Revenue Bonds, 5.25%,
                5/15/99                                           $1,186,198
   25,600,000   Water Development Authority Solid Waste
                Anticipation Notes, 5.15%, 1/1/99                 25,740,800

Pennsylvania - 4.3%
   8,500,000    Beaver County IDA Pollution Control Revenue
                Bonds, 4.30%, 10/1/32, LOC: Barclay's Bank, Plc.
               (Tender 10/1/97 @ 100)                              8,511,900
                Philadelphia Hospitals & Higher Education
                Revenue Bonds,
   1,200,000    5.05%, 7/1/98                                      1,207,332
   1,335,000    5.35%, 7/1/99                                      1,347,082
                Philadelphia Municipal Authority, Philadelphia
                Gas Works Equipment Certificates of Participation,
                Asset Guaranty Insured,
   1,500,000    5.95%, 10/1/97                                     1,507,245
   1,600,000    5.95%, 4/1/98                                      1,622,896
   1,600,000    5.95%, 10/1/98                                     1,631,648
   1,600,000    5.95%, 4/1/99                                      1,634,496
   4,400,000    Philadelphia Water and Sewer Revenue Bonds, 7.30%,
                8/1/98                                             4,525,620
   200,000      Sharon Regional Health System Authority Hospital
                Revenue Bonds, 5.50%, 12/1/97                        200,956

Puerto Rico - 2.9%
   10,200,000   Commonwealth GO Bonds, 5.50%, 7/1/99              10,432,458
   1,280,000    Electric Power Authority Revenue Bonds, Series W,
                4.25%, 7/1/97                                      1,280,013
   2,000,000    Highway Authority Revenue Bonds, Series Q, 7.20%,
                7/1/97                                             2,000,180
   1,350,000    Infrastructure Financing Authority Revenue Bonds,
                Series A, 7.40%, 7/1/98                            1,394,672

South Dakota - 0.2%
   1,000,000    Housing Development Authority, Home Ownership
                Mortgage Revenue Bonds, Series A, 4.60%, 5/1/99    1,005,430

Tennessee - 4.0%
   6,300,000    Coffee County Industrial Board Revenue VRDN,
                5.375%, 12/1/01, LOC: Asahi Bank                   6,300,000
   4,450,000    Knox County Health Educational Hospital Facility
                Revenue Bonds, 7.00%, 1/1/15, MBIA Insured         4,812,230
   10,000,000   Roane County Industrial Board and Solid Waste
                Disposal Revenue VRDN, 5.00%, 11/1/20, LOC: Long
                Term Credit Bank of Japan                         10,000,000



Texas - 7.4%
   1,590,000    Brazos County Health Facilities Development,
                St. Joseph Hospital and Health Center Revenue
                Bonds, 4.875%, 1/1/98                              1,595,883

   3,000,000    Brazos River Authority Revenue VRDN, 4.10%,
                11/1/18                                            3,000,000
   1,000,000    GO Bonds, Series A, 4.625%, 10/1/97                1,002,010
   3,700,000    Harris County Health Facilities Development
                Floating Trust Receipts, Series FR-2, 4.75%,
                12/1/25, IA: Prudential Insurance Company          3,700,000
   1,490,000    Irving Hospital Authority Healthcare System
                Revenue Bonds, Series A, 4.50%, 7/1/98,
                FSA Insured                                        1,497,107
   $3,000,000   Orange County Navigation and Port District
                Horsehead Reservoir Development Project Revenue
                VRDN, 5.00%,10/1/22,LOC: Long Term Credit
                Bank of Japa                                      $3,000,000
   25,000,000   State Tax and Revenue Anticipation Notes, 4.75%,
                8/29/97                                           25,034,000

Vermont - 1.1%
   350,000      IDA Revenue VRDN, 5.775%, 12/1/01, LOC:
                Vermont National Bank                                350,000
   250,000      Municipal Bond Banks, Series 1, 6.75%, 12/1/97       253,075
   5,100,000    Student Assistance Corp. Promissory Notes,
                Series A, 4.25%, 12/15/97                          5,103,723

Virginia - 0.4%
   1,885,000    State Housing Development Authority Construction
                Loan Notes, 6.875%, 1/1/17 (Tender at any interest
                payment date)                                      1,889,072

Washington - 1.3%
   7,000,000    State General Obligation Bonds, Series R, 4.20%,
                8/1/98                                              7,020,160

Wisconsin - 0.8%
   4,050,000    State Certificates of Participation, Series B,
                4.25%, 9/1/97                                       4,052,228

West Virginia - 2.2%
   11,295,000   School Building Authority Revenue Bonds, 7.00%,
                7/1/97                                             11,295,904

Other - 1.9%
   2,000,000    Absaloka Casino Enterprise Bond Anticipation
                Notes, 8.50%, 12/1/97                               2,006,040
   4,320,180    Fort Mojave Indian Tribe of Arizona, California
                and Nevada Public Facilities Combined Limited
                Obligation and Revenue Bonds Adjustable Rate and
                Tender Series A of 1993, 11.25%, 12/1/18
               (Tender 12/1/96 @ 100)                               4,320,180
   1,260,000    Koch Financial Corp. Tender Option VRDN, 4.25%,
                10/20/20, TOA: Credit Suisse                        1,260,000
                Pitney Bowes Credit Corp. LeaseTOPS Trust
                Certificates,
   450,000      4.40%, 4/1/98, BPA: Pitney Bowes Credit               450,000
   1,600,000    4.40%, 2/11/11, LOC: Landesbank
                Hessen-Thuringen                                    1,600,000

                TOTAL INVESTMENTS (Cost $536,940,581)
                     - 103.1%                                     538,169,193
                Other assets and liabilities, net - (3.1%)       (16,259,454)
                Net Assets - 100.0%                              $521,909,739

Net Assets Consist of:
Paid-in capital applicable to 48,843,119 Class A shares of
beneficial interest, unlimited number of no par shares
 authorized:                                                     $520,777,785
Undistributed net investment income                                   169,154
Accumulated realized gain (loss) on investments                     (265,812)
Net unrealized appreciation (depreciation) on investments           1,228,612
Net assets                                                       $521,909,739

Net Asset Value per Share                                              $10.69


                               Long-Term Portfolio
                               Statement of Net Assets
                               June 30, 1997

Principal
Amount                                                        Value
                      Municipal Obligations - 98.2%

Alaska - 2.1%
   $1,000,000   Anchorage Revenue Bonds, 6.00%, 10/1/14,
         FGIC Insured                                              $1,070,200

Arizona - 4.3%
   2,000,000    Maricopa County School District 69 Revenue Bonds,
                6.25%, 7/1/14, FSA Insured                          2,220,720

California - 4.1%
   1,000,000    Montebello Unified School District Certificate of
                Participation Revenue Bonds, 6.30%, 6/1/11          1,031,330
   1,000,000    Walnut Valley School District GO Bonds, 6.10%,
                8/1/08, AMBAC Insured                               1,103,460

Colorado - 2.8%
   1,300,000    Denver City and County Airport Revenue Bonds,
                Series A, 7.20%, 11/15/02                           1,428,362

Delaware - 0.2%
   80,000       Dover Electric Power Revenue Bonds, 7.00%,
                7/1/15                                                 86,841

Florida - 22.3%
   1,000,000    Brevard County School Board Certificates of
                Participation,Series A, 5.40%, 7/1/10,
                AMBAC Insured                                       1,027,690

   1,700,000    Dade County Educational Facilities Authority
                Revenue Bonds, 6.00%, 4/1/08, MBIA Insured          1,844,347

   1,900,000    Dade County IDA Revenue Bonds, 8.00%, 6/1/22        1,934,846
   1,000,000    Flagler County Special Assessment Revenue Bonds,
                7.20%, 7/1/14                                       1,104,930
   2,000,000    Florida State Board of Education Capital Outlay
                Trust Receipts VRDN, 5.50%, 6/1/26                  1,957,400
   1,500,000    Tampa Capital Improvement Program Revenue Bonds,
                Series B, 8.375%, 10/1/18, IA: Den Danske Bank,     1,559,805
   2,000,000    Tampa Palms Community Development Special
                Assessment Revenue Bonds, 5.90%, 5/1/08, MBIA
                Insured                                             2,168,200


Hawaii - 1.9%
   1,000,000    Honolulu City & County GO Bonds, 5.00%, 10/1/13       960,140

Illinois - 4.7%
   2,500,000    Chicago General Obligation Bonds, Series B, 5.00%,
                1/1/11, AMBAC Insured                               2,442,450

Indiana - 2.2%
   1,000,000    Indianapolis Local Public Improvement Bond Bank
                Revenue Bonds, 6.75%, 2/1/14                        1,145,440

Louisiana - 7.0%
                Louisiana Public Finance Agency MFH Revenue Bonds,
   $1,690,000   7.75%, 11/1/16, Asset Guaranty Insured              1,803,348
   1,705,000    7.00%, 6/1/24                                       1,848,561

Maryland - 6.2%
   2,100,000    Cambridge Economic Development Revenue Bonds,
                8.50%, 4/1/14                                       2,290,155
   885,000      Maryland State Community Development Authority
                Mortgage Revenue Bonds, 7.70%, 4/1/15                 925,604

Massachusetts - 1.9%
   1,000,000    State GO Bonds, Series A, 5.00%, 7/1/12,
                AMBAC Insured                                         971,230

Michigan - 4.0%
   980,000      Southfield Economic Development Corporation Revenue
                VRDN, 5.95%, 5/15/11, INSUR: Firemans Insurance
                Company, NJ                                           980,000
   1,000,000    State Hospital Finance Authority Revenue Bonds,
                7.00%, 11/1/21                                      1,089,470

New Jersey - 4.2%
   2,000,000    Jersey City General Obligation Bonds, Series A,
                6.25%, 10/1/10                                      2,207,200

New York - 5.1%
   2,500,000    New York and New Jersey Port Authority, Ninety-
                Third Series Consolidated Revenue Bonds, 6.125%,
                6/1/2094                                            2,663,125

Ohio - 3.9%
   1,000,000    Dayton Special Facilities Revenue Bonds,
                6.05%, 10/1/09                                      1,029,920
   1,000,000    Cleveland Waterworks Revenue Bonds, 5.50%,
                1/1/21, MBIA Insured                                1,010,560

Pennsylvania - 6.5%
   1,255,000    Northeastern Pennsylvania Hospital Authority
                Revenue Bonds, 7.65%, 7/1/10, (Pre-refunded)        1,352,237
   2,000,000    Philadelphia Airport Rev. Bonds, 9.00%, 6/15/15     2,037,500

Rhode Island - 2.1%
   500,000      Port Authority & Economic Development Corp.
                Airport Revenue Bonds, Series A, 7.00%, 7/1/14,
                 FSA Insured                                          580,945
   500,000      State Housing & Mortgage Finance Corp
                Revenue Bonds, Series B, 7.95%, 10/1/30               529,595

Texas - 2.1%
   1,000,000    Houston Water Conveyance System Contract
                Certificates of Participation, 6.125%, 12/15/09,
                AMBAC Insured                                       1,096,540

Vermont - 2.5%
   1,250,000    Vermont Educational and Health Buildings Finance
                Agency Hospital Revenue Bonds, 6.00%, 9/1/06        1,285,363

Virginia - 6.2%
   $1,000,000   Arlington County GO Bonds, Series 1993,
                6.00%, 6/1/11                                      $1,089,920
   1,000,000    Chesapeake IDA Public Facilities Lease Revenue
                Bonds, 6.00%, 6/1/08, MBIA Insured                  1,084,190
   1,000,000    Virginia State Housing Development Authority
                Revenue Bonds, 6.00%, 7/1/03                        1,040,280

Other - 1.9%
   1,000,000    Oneida Utility Community Government Lease Revenue
                Bonds, 6.25%, 7/1/97                                1,000,040

                Total Municipal Obligations (Cost $48,407,907)     51,001,944

Contracts
                               Options Purchased - 0.0%
   100          Put Options on September 1997 U.S. Treasury
                Bond Futures, Expiration 8/23/97, Strike
                Price 104                                               4,687


                Total Options (Premium $121,310)                        4,687

                TOTAL INVESTMENTS (Cost $48,529,217) - 98.2%       51,006,631
                Other assets and liabilities, net - 1.8%              956,576
                Net Assets - 100.0%                               $51,963,207

Net Assets Consist of:
Paid-in capital applicable to the following 3,101,939
Class A shares of beneficial interest,
unlimited number of no par value shares authorized:               $49,567,601
Undistributed net investment income                                    54,731
Accumulated net realized gain (loss) on investments                 (136,539)
Net unrealized appreciation (depreciation) on investments           2,477,414
Net assets                                                        $51,963,207

Net Asset Value per Share                                              $16.75

Explanation of Guarantees:
BPA: Bond Purchase Agreement
GA: Guaranty Agreement
LOC: Letter of Credit
C/LOC: Collateralized LOC
GIC: Guaranteed Investment Contract
SURBD: Surety Bond
TOA: Tender Option Agreement
IA: Investment Agreement

Abbreviations:
IDA: Industrial Development Authority
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Note
GO: General Obligation

Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

See notes to financial statements.

                               Statements of Operations
                               Six Months Ended June 30, 1997

Net Investment Income          Money             Limited-         Long-
                               Market            Term             Term
                               Portfolio         Portfolio        Portfolio


Net Investment Income
Investment Income
     Interest income           $30,788,085       $12,768,785      $1,585,395
Expenses
     Investment advisory fee   3,499,898         1,610,040        152,998
     Transfer agency fees
         and expenses          935,314           95,647           12,806
     Distribution Plan expenses:
         Class MMP             53,095            -                -
         Class A               -                 -                22,950
     Trustees' fees & expenses 123,423           42,307           4,027
     Administrative fees       61,582            21,460           2,008
     Custodian fees            52,227            28,049           6,803
     Registration fees         56,406            21,683           11,123
     Reports to shareholders   307,118           63,037           7,700
     Professional fees         29,143            10,109           951
     Miscellaneous             81,934            25,586           3,134
         Total expenses        5,200,140         1,917,918        224,500
         Fees paid indirectly  (52,227)          (28,049)         (6,803)
              Net expenses     5,147,913         1,889,869        217,697

Net Investment Income          25,640,172        10,878,916       1,367,698

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss)       (32,391)          70,495           40,752
Change in unrealized appreciation
     or depreciation           -                 (484,162)        (191,473)

         Net Realized and
         Unrealized Gain (Loss)
         on Investments        (32,391)          (413,667)        (150,721)

         Increase (Decrease) in
         Net Assets Resulting
         from Operations       $25,607,781       $10,465,249      $1,216,977

                               Money Market Portfolio
                               Statements of Changes in Net Assets

Increase (Decrease) in Net Assets                Six Months       Year Ended
                                                 Ended            December
                                                 June 30, 1997    31, 1996

Operations
     Net investment income                       $25,640,172      $57,218,223
     Net realized gain (loss)                       (32,391)           33,590

              Increase (Decrease) in Net Assets
              Resulting from Operations          25,607,781        57,251,813

Distributions to shareholders from
     Net investment income:
         Class O shares                          (25,359,942)     (56,093,159)
         Class MMP shares                           (408,696)      (1,031,769)
     Total distributions                         (25,768,638)     (57,124,928)

Capital share transactions
     Shares sold:
         Class O shares                         1,913,649,740    4,893,871,993
         Class O shares issued from merger
              (Note A)                                -             25,561,370
         Class MMP shares                          19,718,416       49,376,871
     Reinvestment of distributions:
         Class O shares                            23,848,003       53,590,469
         Class MMP shares                             395,733        1,008,296
     Shares redeemed:
         Class O shares                       (1,956,617,562)   5,163,255,645)
         Class MMP shares                        (26,831,603)     (58,963,850)
     Total capital share transactions            (25,837,273)    (198,810,496)

Total Increase (Decrease) in
     Net Assets                                  (25,998,130)    (198,683,611)

Net Assets
Beginning of period                            1,583,890,800     1,782,574,411
End of period (including undistributed net
 investment income (loss)
     of ($50) and $128,416, respectively)     $1,557,892,670    $1,583,890,800

Capital Share Activity
Shares sold:
     Class O shares                            1,913,649,740     4,893,872,122
     Class O shares issued from
         merger (Note A)                             -              25,561,370
     Class MMP shares                             19,718,416        49,376,871
Reinvestment of distributions:
     Class O shares                               23,848,003        53,590,469
     Class MMP shares                                395,733         1,008,296
Shares redeemed:
     Class O shares                          (1,956,617,562)   (5,163,247,502)
     Class MMP shares                           (26,831,603)      (58,963,639)
Total capital share activity                    (25,837,273)     (198,802,013)

See notes to financial statements.

                               Limited-Term Portfolio
                               Statements of Changes in Net Assets

Increase (Decrease) in Net Assets           Six Months        Year Ended
                                            Ended             December
                                            June 30, 1997     31, 1996

Operations
     Net investment income                  $10,878,916          $21,362,929
     Net realized gain (loss)                    70,495              109,135
     Change in unrealized appreciation
         or depreciation                      (484,162)          (1,443,220)

              Increase (Decrease) in Net
              Assets Resulting from
              Operations                     10,465,249           20,028,844

Distributions to shareholders from
     Net investment income:
         Class A shares                     (10,864,685)         (20,638,063)
         Class C shares                          -                  (860,629)
     Total distributions                    (10,864,685)         (21,498,692)

Capital share transactions
     Shares sold:
         Class A shares                      191,853,653         281,591,729
         Class C shares                          -                18,545,971
     Reinvestment of distributions:
         Class A shares                        8,610,597          16,001,306
         Class C shares                          -                   829,298
     Shares redeemed:
         Class A shares                     (190,496,728)       (241,582,307)
         Class C shares                          -               (49,338,119)
     Total capital share transactions           9,967,522          26,047,878

Total Increase (Decrease) in
     Net Assets                                 9,568,086          24,578,030

Net Assets
Beginning of period                           512,341,653         487,763,623
End of period (including undistributed net
investment income of $169,154 and $154,923,
 respectively)                               $521,909,739        $512,341,653

Capital Share Activity
Shares sold:
     Class A shares                            17,943,558          26,296,141
     Class C shares                                -                1,738,075
Reinvestment of distributions:
     Class A shares                               806,527           1,496,514
     Class C shares                                -                   77,843
Shares redeemed:
     Class A shares                          (17,829,108)         (22,560,453)
     Class C shares                                -               (4,629,558)
Total capital share activity                      920,977            2,418,562

See notes to financial statements.

                               Long-Term Portfolio
                               Statements of Changes in Net Assets

Increase (Decrease) in Net Assets                Six Months       Year Ended
                                                 Ended            December 31,
                                                 June 30, 1997    1996

Operations
     Net investment income                        $1,367,698        $2,938,135
     Net realized gain (loss)                         40,752         (180,586)
     Change in unrealized appreciation
         or depreciation                           (191,473)       (1,414,590)

              Increase (Decrease) in Net Assets
              Resulting from Operations            1,216,977         1,342,959

Distributions to shareholders from
     Net investment income:
         Class A shares                           (1,387,227)      (2,985,717)
         Class C shares                                 -             (53,884)
     Net realized gain on investments:
         Class A shares                                 -             (35,067)
     Total distributions                          (1,387,227)      (3,074,668)

Capital share transactions
     Shares sold:
         Class A shares                            3,587,447         7,505,675
         Class C shares                                 -              846,535
     Reinvestment of distributions:
         Class A shares                            1,138,167         2,461,574
         Class C shares                                 -               52,534
     Shares redeemed:
         Class A shares                          (5,537,355)      (12,713,133)
         Class C shares                                 -          (2,513,044)
     Total capital share transactions                                (811,741)
(4,359,859)

Total Increase (Decrease) in Net Assets            (981,991)       (6,091,568)

Net Assets
Beginning of period                              52,945,198         59,036,766
End of period (including undistributed net
 investment income of $54,731 and $74,260,
   respectively)                                $51,963,207        $52,945,198

Capital Share Activity
Shares sold:
     Class A shares                                 215,825            447,469
     Class C shares                                    -                50,957
Reinvestment of distributions:
     Class A shares                                  68,396            146,928
     Class C shares                                    -                 3,173
Shares redeemed:
     Class A shares                                (331,506)         (758,710)
     Class C shares                                    -             (152,069)
Total capital share activity                        (47,285)         (262,252)

See notes to financial statements.

                      Notes To Financial Statements

Note A-Significant Accounting Policies
General: The Calvert Tax-Free Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of five separate portfolios, three of which are reported herein; Money Market, Limited-Term and Long-Term. The operations of each series are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Class MMP shares are sold without a sales charge. Shares of Limited-Term and Long-Term are sold with a maximum front-end sales charge of 1.00% for Limited-Term and 3.75% for Long-Term. On October 29, 1996, all outstanding Class C shares of Limited-Term and Long-Term were converted into an equivalent value of Class A shares. This transaction was a tax-free exchange and no sales charge was applied to the Class A shares issued.

On April 26, 1996, the net assets of Calvert Tax-Free Reserves New Jersey Money Market Portfolio ("New Jersey") were merged into Money Market Portfolio. The acquisition was accomplished by a tax-free exchange of 25,561,370 shares of Money Market Portfolio (valued at $25,561,370) for the 25,561,370 shares of New Jersey outstanding at April 26, 1996. New Jersey's net assets at that date were combined with those of Money Market Portfolio. The aggregate net assets of Money Market Portfolio and New Jersey immediately before the acquisition were $1,721,364,392 and $25,552,886, respectively.

Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities listed or traded on a national securities exchange are valued at the last reported sale price. All securities for Money Market are valued at amortized cost which approximates market. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

Options: Long-Term may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.

Futures Contracts: Long-Term may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolio maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles, accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B-Related Party Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

                      First $500    Next $500    Over $1
                      Million       Million      Billion
Money Market          .50%          .45%         .40%
Limited-Term          .60%          .50%         .40%
Long-Term             .60%          .50%         .40%

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly of $200,000, which is allocated to all of the Portfolios of the Fund based on their relative net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class MMP of Money Market and Long-Term, allow the Portfolios to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of: .35% on Class MMP of Money Market and Long-Term.

The Distributor paid $71,261 in addition to the commissions charged on sales of Limited-Term, and received $4,255 as its portion of commissions charged on sales of Long-Term.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund.

Each Trustee who is not affiliated with the Advisor received an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C-Investment Activity
During the period, purchases and sales of investments, other than short-term securities, were:

                           Limited-Term     Long-Term
Purchases                  $142,860,234     $5,108,700
Sales                      60,796,031       8,688,357

Money Market held only short-term investments.

The cost of investments owned at June 30, 1997 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The following table presents the components of net unrealized appreciation (depreciation) as of June 30, 1997 and the net realized capital loss carryforward as of December 31, 1996 with expiration dates:

                               Money             Limited-         Long-
                               Market            Term             Term
Unrealized appreciation        -                 $1,386,233       $2,594,036
Unrealized depreciation        -                 (157,621)        (116,622)
         Net                   -                 $1,228,612       $2,477,414

Capital loss carry forward     -                 $336,307         $223,896
Expiration dates               -                 2002             2004

Capital losses may be utilized to offset current and future capital gains until expiration.

As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.

Note D-Subsequent Event
On July 29, 1997, all outstanding Class MMP shares were converted automatically into Class O shares of the Money Market Portfolio. This transaction was a non-taxable exchange. On August 1, 1997, Class MMP was converted to the Institutional Class, with a lower expected expense ratio and a minimum initial investment of $1,000,000.

                      Financial Highlights
                      Money Market Portfolio

                                           Class O Shares,
                                           Periods Ended

                                    6/30/97    12/31/96    12/31/95    12/31/94


Net asset value, beginning           $1.00      $1.00       $1.00       $1.00
Income from investment operations
     Net investment income            .016       .033        .040        .028
Distributions from
     Net investment income          (.016)      (.033)      (.040)      (.028)
Net asset value, ending              $1.00       $1.00       $1.00       $1.00

Total return*                        1.65%       3.33%       4.02%       2.81%
Ratios to average net assets:
     Net investment income        3.29%(a)       3.28%       3.93%       2.75%
     Total expenses +              .65%(a)        .65%        .62%         -
     Net expenses                  .65%(a)        .64%        .61%        .62%
Net assets, ending
(in thousands)                 $1,531,462   $1,550,731  $1,740,839  $1,344,595
Number of shares outstanding,
     ending (in thousands)      1,531,605    1,550,724   1,740,948   1,344,668

                                          Class O shares, periods ended
                                          12/31/93        12/31/92

Net asset value, beginning                  $1.00         $1.00
Income from investment operations
     Net investment income                   .024          .031
Distributions from
     Net investment income                 (.024)        (.031)
Net asset value, ending                      1.00         $1.00

Total return*                               2.41%         3.18%
Ratios to average net assets:
     Net investment income                  2.37%         3.10%
     Total expenses +                        -             -
     Net expenses                            .60%          .59%
Net assets, ending
     (in thousands)                    $1,500,614    $1,552,106
Number of shares outstanding,
     ending (in thousands)              1,500,557     1,552,061


                                          Class MMP shares, periods ended
                                          6/30/97         12/31/96
12/31/95^

Net asset value, beginning                $1.00           $1.00        $1.00
Income from investment operations
     Net investment income                 .013            .030         .008
Distributions from
     Net investment income               (.013)          (.030)       (.008)
Net asset value, ending                   $1.00          $1.00        $1.00

Total return*                             1.35%           2.68%         .79%
Ratios to average net assets:
     Net investment income             2.62%(a)        2.65%(a)     3.19%(a)
     Total expenses +                  1.31%(a)        1.29%(a)     1.35%(a)
     Net expenses                      1.30%(a)        1.28%(a)     1.34%(a)
Net assets, ending
     (in thousands)                     $26,431         $33,160      $41,736
Number of shares outstanding,
     ending (in thousands)               26,436          33,153       41,732


                      Financial Highlights
                      Limited-Term Portfolio
                      (Class A Shares)


Periods Ended                                   06/30/97    12/31/96   12/31/95

Net asset value, beginning                        $10.69     $10.72      $10.59
Income from investment operations
     Net investment income                           .21       .44          .45
     Net realized and unrealized gain (loss)         -       (.03)          .13
         Total from investment operations            .21       .41          .58
Distributions from
     Net investment income                         (.21)     (.44)        (.45)
Total increase (decrease) in net asset value         -       (.03)          .13
Net asset value, ending                           $10.69    $10.69       $10.72

Total return*                                      1.99%     3.94%        5.55%
Ratios to average net assets:
     Net investment income                      3.99%(a)     4.12%        4.21%
     Total expenses +                            .70%(a)      .71%         .71%
     Net expenses                                .69%(a)      .70%         .70%
Portfolio turnover                                   17%       45%          33%
Net assets, ending (in thousands)               $521,910  $512,342     $457,707
Number of shares outstanding,
     ending (in thousands)                        48,843    47,922       42,690

Years Ended                                 12/31/94      12/31/93     12/31/92

Net asset value, beginning                    $10.72        $10.68       $10.65
Income from investment operations
     Net investment income                       .39           .38          .49
     Net realized and unrealized gain (loss)   (.13)           .04          .03
         Total from investment operations        .26           .42          .52
Distributions from
     Net investment income                     (.39)         (.38)        (.49)
Total increase (decrease) in net asset value   (.13)           .04          .03
Net asset value, ending                       $10.59        $10.72       $10.68

Total return*                                  2.42%         4.02%        4.99%
Ratios to average net assets:
     Net investment income                     3.60%         3.59%        4.58%
     Total expenses +                            -             -            -
     Net expenses                               .66%          .67%         .71%
Portfolio turnover                               27%           14%          5%
Net assets, ending (in thousands)           $544,822      $663,305     $567,419
Number of shares outstanding,
     ending (in thousands)                    51,424        61,861       53,140


                      Financial Highlights
                      Limited-Term Portfolio
                      (Class C Shares)


Periods Ended                               10/29/96      12/31/95
12/31/94#

Net asset value, beginning                  $10.68        $10.56       $10.70
Income from investment operations
     Net investment income                  .30           .38          .27
     Net realized and unrealized gain (loss)              (.02)        .13
(.12)
         Total from investment operations   .28           .51          .15
Distributions from
     Net investment income                  (.31)         (.39)        (.29)
Total increase (decrease) in net asset value                           (.03)
 .12  (.14)
Net asset value, ending                     $10.65        $10.68       $10.56

Total return*                               2.63%         4.86%        1.43%
Ratios to average net assets:
     Net investment income                  3.45%(a)      3.57%        3.05%(a)
     Total expenses +                       1.43%(a)      1.35%        -
     Net expenses                           1.42%(a)      1.34%        1.38%(a)
Portfolio turnover                          27%           33%          27%
Net assets, ending (in thousands)           $29,215       $30,057      $31,081
Number of shares outstanding,
     ending (in thousands)                    2,744         2,814        2,942


                      Financial Highlights
                      Long-Term Portfolio
                      (Class A Shares)


Periods Ended                               06/30/97      12/31/96     12/31/95

Net asset value, beginning                  $16.81        $17.31       $15.83
Income from investment operations
     Net investment income                     .44           .93          .95
     Net realized and unrealized gain (loss) (.05)         (.46)         1.53
         Total from investment operations      .39           .47         2.48
Distributions from
     Net investment income                   (.45)         (.95)        (.91)
     Net realized gains                        -           (.02)        (.09)
         Total distributions                 (.45)         (.97)        (1.00)
Total increase (decrease) in net
 asset value                                 (.06)         (.50)         1.48
Net asset value, ending                     $16.75        $16.81       $17.31

Total return *                               2.37%         2.89%        16.05%
Ratios to average net assets:
     Net investment income                5.36%(a)         5.50%         5.71%
     Total expenses +                      .88%(a)          .89%          .87%
     Net expenses                          .85%(a)          .86%          .85%
Portfolio turnover                             11%           41%           58%
Net assets, ending (in thousands)          $51,963       $52,945       $57,359
Number of shares outstanding,
     ending (in thousands)                   3,102         3,149         3,314


Years Ended                                 12/31/94      12/31/93     12/31/92

Net asset value, beginning                  $17.15        $16.32       $16.11
Income from investment operations
   Net investment income                       .93           .94          .98
   Net realized and unrealized gain (loss)  (1.33)           .83          .20
         Total from investments             (.40)           1.77         1.18
Distributions from
     Net investment income                  (.92)          (.94)        (.97)
     Net realized gains                        -             -            -
         Total distributions                (.92)         (.94)         (.97)
Total increase (decrease) in net
 asset value                               (1.32)           .83           .21
Net asset value, ending                    $15.83        $17.15        $16.32

Total return *                            (2.30%)        11.12%         7.60%
Ratios to average net assets:
     Net investment income                  5.73%         5.59%         6.06%
     Total expenses +                         -             -            -
     Net expenses                            .81%          .78%         .82%
Portfolio turnover                            98%           97%         196%
Net assets, ending (in thousands)         $47,267       $55,204      $45,665
Number of shares outstanding,
     ending (in thousands)                  2,985         3,219        2,799


                      Financial Highlights
                      Long-Term Portfolio
                      (Class C Shares)

                                                          Periods Ended
                                            10/29/96    12/31/95      12/31/94

Net asset value, beginning                    $17.13      $15.72        $16.86
Income from investment operations
   Net investment income                         .52         .78           .58
   Net realized and unrealized gain (loss)     (.56)        1.46        (1.04)
       Total from investment operations        (.04)        2.24         (.46)
Distributions from
     Net investment income                     (.54)        (.74)        (.68)
     Net realized gains                           -         (.09)          -
         Total distributions                   (.54)         .83         (.68)
Total increase (decrease) in net
 asset value                                   (.58)        1.41        (1.14)
Net asset value, ending                      $16.55       $17.13        $15.72

Total return *                               (.17%)       14.51%       (2.24%)
Ratios to average net assets:
     Net investment income                 3.89%(a)        4.34%      3.57%(a)
     Total expenses +                      2.52%(a)        2.19%        -
     Net expenses                          2.49%(a)        2.17%      2.55%(a)
     Expenses reimbursed                  (.02%)(a)          -        3.06%(a)
Portfolio turnover                              30%          58%           98%
Net assets, ending (in thousands)           $1,307        $1,678          $871
Number of shares outstanding,
     ending (in thousands)                      79            98            55


* Total return does not reflect deduction of Class A front-end sales charge.
(a) Annualized
+ Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
^ From October 2, 1995, inception.
# From March 1, 1994, inception.